Shareholder Report, Average Annual Return (Details)	12 Months Ended	54 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
C000219897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Range India Financials ETF
Without Sales Load [Member] | C000219897
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	14.85%
S&P BSE 500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P BSE 500 Index (USD)
Average Annual Return, Percent	4.09%	17.17%